Organization and Summary of Significant Accounting Policies - Schedule of Translate Amounts Denominated in Non-USD Currencies (Details)	Mar. 31, 2026	Mar. 31, 2025
SGD:USD [Member]
Schedule of Translate Amounts Denominated in Non-USD Currencies [Line Items]
Exchange rates	0.77	0.75
Average exchange rate	0.78	0.75
HKD:USD [Member]
Schedule of Translate Amounts Denominated in Non-USD Currencies [Line Items]
Exchange rates	0.13	0.13
Average exchange rate	0.13	0.13
RM:USD [Member]
Schedule of Translate Amounts Denominated in Non-USD Currencies [Line Items]
Exchange rates	0.24	0.22
Average exchange rate	0.25	0.23